Federated Hermes Municipal Bond Fund, Inc.
Portfolio of Investments
December 31, 2022 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—97.7%
		Alabama—1.1%
$3,000,000	[1]	Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2022B-2) FRNs, (Goldman Sachs Group, Inc. GTD), 4.310% (SIFMA 7-day +0.650%), Mandatory Tender 10/1/2027	$2,851,352
		Arizona—3.3%
3,000,000		Arizona Board of Regents (Arizona State University), (Series 2016B), 5.000%, 7/1/2047	3,100,498
500,000		Arizona State IDA (Phoenix Children's Hospital), Hospital Revenue Bonds (Series 2020A), 4.000%, 2/1/2050	438,514
2,000,000		Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2022-2) TOBs, 5.000%, Mandatory Tender 9/1/2027	2,087,148
1,740,000		Phoenix, AZ IDA (GreatHearts Academies), Education Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2044	1,745,009
1,000,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2038	1,078,648
		TOTAL	8,449,817
		California—9.3%
1,500,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A) FRNs, 4.910% (SIFMA 7-day +1.250%), Mandatory Tender 4/1/2027	1,512,399
2,000,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Revenue Bonds (Series 2014B), 5.000%, 10/1/2044	2,019,861
1,000,000		California Health Facilities Financing Authority (Stanford Health Care), Revenue Bonds (Series 2015A), 5.000%, 8/15/2054	1,022,442
335,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	270,372
1,070,000		California State, UT GO Various Purpose Bonds, 4.000%, 4/1/2049	1,029,457
935,000		California State, Various Purpose UT GO Bonds, 5.000%, 9/1/2052	1,023,033
1,000,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Refunding Revenue Bonds (Series 2021D), 5.000%, 5/15/2046	1,025,149
1,000,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Bonds (Series 2018A), 5.000%, 5/15/2044	1,019,369
1,200,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Refunding Bonds (Series 2022C), 4.000%, 5/15/2041	1,126,696
1,400,000		Los Angeles, CA Department of Water & Power (Los Angeles, CA Department of Water & Power (Electric/Power System)), Power System Revenue Bonds (Series 2022C), 5.000%, 7/1/2042	1,547,053
2,000,000		Los Angeles, CA Department of Water & Power (Los Angeles, CA Department of Water & Power (Water Works/System)), Water System Revenue Bonds (Series 2013B), 5.000%, 7/1/2033	2,018,555
2,000,000		Los Angeles, CA Department of Water & Power (Los Angeles, CA Department of Water & Power (Water Works/System)), Water System Revenue Bonds (Series 2022C), 5.000%, 7/1/2040	2,253,309
2,000,000		Los Angeles, CA Unified School District, UT GO Bonds (Series QRR 2022), 5.250%, 7/1/2047	2,219,181
260,000		Riverside County, CA Transportation Commission (RCTC 91 Express Lanes), Toll Revenue Senior Lien Refunding Bonds (Series 2021B-1), 4.000%, 6/1/2046	240,594
1,000,000		San Diego County, CA Regional Airport Authority, Subordinate Airport Revenue Bonds (Series 2021B), 5.000%, 7/1/2034	1,078,171
2,000,000		San Diego, CA Unified School District, UT GO Bonds (Election 2012 Series-I), 5.000%, 7/1/2047	2,104,641
1,000,000		San Francisco, CA City and County, GO Refunding Bonds (Series 2022-R1), 5.000%, 6/15/2031	1,189,510
1,000,000		Transbay Joint Powers Authority, CA, Senior Tax Allocation Bonds Green Bonds (Series 2020A), 5.000%, 10/1/2045	1,024,991
		TOTAL	23,724,783
		Colorado—3.3%
1,000,000		Colorado Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2019A-1), 4.000%, 8/1/2037	931,579
1,000,000		Colorado Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2019A-1), 5.000%, 8/1/2036	1,042,499
2,295,000		Colorado St COPS. COPS Series A, Rural Colorado Certificates of Participation (Series 2022), 6.000%, 12/15/2041	2,692,956
1,000,000		Colorado State Health Facilities Authority (Intermountain Healthcare), Revenue Bonds (Series 2022A), 4.000%, 5/15/2052	927,493
1,000,000		Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Senior Revenue Bonds (Series 2022A), (Original Issue Yield: 4.390%), 4.125%, 11/15/2047	897,989
2,000,000		Denver, CO Convention Center Hotel Authority, Senior Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2027	2,059,074
		TOTAL	8,551,590

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Connecticut—2.6%
$1,000,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2036	$1,088,530
750,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 4.000%, 5/1/2036	763,429
3,000,000		Connecticut State Health & Educational Facilities (Trinity Healthcare Credit Group), Revenue Bonds (Series 2016CT), 5.000%, 12/1/2045	3,044,011
1,000,000		Connecticut State, UT GO Bonds (Series 2022F), 5.000%, 11/15/2037	1,115,211
600,000		Connecticut State, UT GO Refunding Bonds (Series 2022D), 5.000%, 9/15/2031	694,356
		TOTAL	6,705,537
		District of Columbia—3.5%
1,200,000		District of Columbia (District of Columbia International School), Revenue Bonds (Series 2019), 5.000%, 7/1/2049	1,172,994
1,800,000		District of Columbia (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2041	1,809,338
15,000		District of Columbia (Georgetown University), University Refunding Revenue Bonds (Series 2017), (United States Treasury PRF 4/1/2027@100), 5.000%, 4/1/2036	16,407
985,000		District of Columbia (Georgetown University), University Refunding Revenue Bonds (Series 2017), 5.000%, 4/1/2036	1,034,121
2,500,000		District of Columbia (KIPP DC), Refunding Revenue Bonds (Series 2017A), 5.000%, 7/1/2048	2,508,493
2,250,000		District of Columbia, UT GO Bonds (Series 2021D), 5.000%, 2/1/2046	2,432,959
		TOTAL	8,974,312
		Florida—4.4%
1,000,000		Central Florida Expressway Authority, Senior Lien Revenue Refunding Bonds (Series 2017), 5.000%, 7/1/2038	1,055,501
1,000,000	[2]	Florida Development Finance Corp. (Glenridge on Palmer Ranch), Senior Living Revenue and Refunding Bonds (Series 2021), 5.000%, 6/1/2051	797,985
1,000,000		Florida State Mid-Bay Authority, First Senior Lien Revenue Bonds (Series 2015A), 5.000%, 10/1/2035	1,011,646
2,000,000		Greater Orlando, FL Aviation Authority, Subordinate Airport Facilities Revenue Bonds (Series 2017A), 5.000%, 10/1/2036	2,073,752
1,000,000		Jacksonville, FL (Brooks Rehabilitation), Health Care Facilities Revenue Bonds (Series 2020), 5.000%, 11/1/2050	1,007,928
1,500,000		Miami-Dade County, FL HFA (Nicklaus Children's Hospital), Hospital Revenue Refunding Bonds (Series 2017), 5.000%, 8/1/2042	1,536,824
1,000,000		Miami-Dade County, FL IDA (Doral Academy), Industrial Development Revenue Bonds (Series 2017), 5.000%, 1/15/2048	961,031
470,000		St. Johns County, FL IDA (Vicar's Landing), Senior Living Revenue Bonds (Series 2021A), 4.000%, 12/15/2041	366,670
1,500,000		Tallahassee, FL Energy System, Revenue Refunding Bonds (Series 2017), 5.000%, 10/1/2036	1,575,972
1,000,000		Tampa, FL (H. Lee Moffitt Cancer Center), Hospital Revenue Bonds (Series 2020B), 4.000%, 7/1/2045	904,716
		TOTAL	11,292,025
		Georgia—3.3%
1,500,000		Atlanta, GA (Atlanta, GA Department of Aviation), General Revenue Bonds (Series 2022B), 5.000%, 7/1/2047	1,537,119
3,000,000		Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.000%, 11/1/2040	3,097,084
2,000,000		DeKalb County, GA (DeKalb County, GA Water & Sewerage), Water and Sewage Revenue Bonds (Series 2022), 5.000%, 10/1/2033	2,345,379
1,500,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project P Revenue Refunding Bonds (Series 2021A), 5.000%, 1/1/2063	1,441,366
		TOTAL	8,420,948
		Illinois—4.5%
1,000,000		Chicago, IL Board of Education, UT GO Bonds (Series 2021A), 5.000%, 12/1/2041	965,492
2,000,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Bonds (Series 2022A), 5.250%, 1/1/2053	2,051,906
310,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.000%, 1/1/2041	316,190
3,000,000		Illinois Finance Authority (Northwestern Memorial Healthcare), Revenue Bonds (Series 2017A), 5.000%, 7/15/2042	3,114,544
2,000,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2021A), 5.000%, 1/1/2046	2,114,218
890,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2028	915,271
1,110,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	1,144,179
1,000,000		Illinois State, UT GO Bonds (Series June 2013), (Original Issue Yield: 5.280%), 5.250%, 7/1/2028	1,004,988
		TOTAL	11,626,788

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Iowa—0.6%
$1,500,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022) TOBs, 5.000%, Mandatory Tender 12/1/2042	$1,443,205
		Kentucky—0.8%
2,085,000	[1]	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2022A-2) FRNs, (Morgan Stanley GTD), 4.081% (SOFR x 0.67 +1.200%), Mandatory Tender 8/1/2030	1,965,185
		Louisiana—0.1%
150,000		Bienville Parish, LA School District #1, UT GO Bonds (Series 2018), (Original Issue Yield: 3.140%), (Build America Mutual Assurance INS), 3.000%, 3/1/2030	148,424
		Massachusetts—2.2%
250,000		Massachusetts Development Finance Agency (Southcoast Health System Obligated Group), Revenue Bonds (Series 2021G), 4.000%, 7/1/2046	221,659
2,000,000		Massachusetts School Building Authority, Subordinated Dedicated Sales Tax Revenue Bonds (Series 2018A), 5.250%, 2/15/2048	2,124,732
3,000,000		Massachusetts State Transportation Fund Revenue, Rail Enhancement Program (Series 2022B), 5.000%, 6/1/2052	3,241,932
		TOTAL	5,588,323
		Michigan—0.8%
1,000,000		Detroit, MI, UT GO Bonds (Series 2020), 5.500%, 4/1/2045	1,012,450
1,000,000		Royal Oak, MI Hospital Finance Authority (Beaumont Health Credit Group), Refunding Revenue Bonds (Series 2014D), (United States Treasury PRF 3/1/2024@100), 5.000%, 9/1/2039	1,024,274
		TOTAL	2,036,724
		Minnesota—1.8%
1,000,000		Minneapolis-St. Paul, MN Metropolitan Airports Commission (Minneapolis-St. Paul International Airport), Subordinate Airport Revenue Bonds (Series 2022B), 5.250%, 1/1/2047	1,038,158
3,000,000		Minnesota State, UT GO Bonds (Series 2022B), 5.000%, 8/1/2035	3,514,526
		TOTAL	4,552,684
		Mississippi—0.8%
400,000		Mississippi State Development Bank (Harrison County, MS), Refunding Bonds (Series 2010A), 5.250%, 1/1/2034	466,362
75,000		Mississippi State Development Bank (Hinds County, MS), Special Obligation Bonds (Series 2017), 5.000%, 11/1/2026	77,753
500,000		Mississippi State, Gaming Tax Revenue Bonds (Series 2015E), 5.000%, 10/15/2025	527,213
500,000		Mississippi State, UT GO (Series 2017D), (Original Issue Yield: 3.080%), 3.000%, 12/1/2037	437,039
575,000		Oxford, MS, UT GO Capital Improvement Bonds (Series 2018B), (Original Issue Yield: 3.250%), (United States Treasury PRF 8/1/2025@100), 3.125%, 8/1/2033	581,742
		TOTAL	2,090,109
		Nebraska—0.6%
1,620,000		Nebraska Public Power District, General Revenue Bonds (Series 2021D), 4.000%, 1/1/2044	1,557,513
		Nevada—1.0%
2,000,000		Clark County, NV, Limited Tax GO Detention Center Bonds (Series 2019), 5.000%, 6/1/2032	2,252,085
305,000	[2]	Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada CS), Charter School Revenue Bonds (Series 2017A), 5.000%, 7/15/2047	277,722
		TOTAL	2,529,807
		New Hampshire—0.5%
100,000		National Finance Authority, NH (Covanta Energy Corp.), Resource Recovery Revenue Refunding Bonds (Series 2020B) TOBs, 3.750%, Mandatory Tender 7/2/2040	79,535
1,500,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2051	1,166,267
		TOTAL	1,245,802
		New Jersey—5.1%
155,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), (United States Treasury PRF 6/15/2025@100), 5.250%, 6/15/2040	164,552
2,725,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), 5.250%, 6/15/2040	2,766,387
665,000		New Jersey EDA (Port Newark Container Terminal LLC), Special Facilities Revenue and Refunding Bonds (Series 2017), 5.000%, 10/1/2047	646,552
1,250,000		New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Revenue Bonds (Series 2014A), 5.000%, 7/1/2043	1,264,345

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New Jersey—continued
$1,500,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2035	$1,577,564
2,000,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2015E), 5.000%, 1/1/2034	2,076,349
1,000,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017A), 5.000%, 1/1/2029	1,084,276
850,000	South Jersey Transportation Authority, Transportation System Revenue Bonds (Series 2020A), 5.000%, 11/1/2045	856,548
2,700,000	Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.000%, 6/1/2046	2,578,024
	TOTAL	13,014,597
	New Mexico—0.9%
2,175,000	New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.000%, 8/1/2046	2,256,912
	New York—10.8%
1,000,000	Hudson Yards Infrastructure Corp. NY, Second Indenture Revenue Bonds (Series 2017A), 5.000%, 2/15/2045	1,044,128
1,000,000	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Refunding Bonds (Series 2017B), 5.000%, 11/15/2024	1,026,297
1,000,000	New York City, NY Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Series 2022CC-1), 5.000%, 6/15/2052	1,062,640
1,000,000	New York City, NY Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Series 2023AA-1), 5.250%, 6/15/2052	1,095,347
3,000,000	New York City, NY Transitional Finance Authority, Building Aid Revenue Bonds (Series 2015S-2), 5.000%, 7/15/2041	3,089,434
1,000,000	New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2023A-1), (Original Issue Yield: 4.360%), 4.000%, 8/1/2048	918,435
3,255,000	New York City, NY, UT GO Bonds (Fiscal 2016 Series C), 5.000%, 8/1/2033	3,441,781
2,000,000	New York City, NY, UT GO Bonds (Series 2023A-1), 5.000%, 9/1/2037	2,216,061
2,000,000	New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), General Purpose Revenue Bonds (Series 2016A), 5.000%, 2/15/2043	2,073,146
1,500,000	New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), Revenue Refunding Bonds (Series 2022A), 4.000%, 3/15/2049	1,390,275
1,000,000	New York State Thruway Authority—Personal Income Tax Revenue (New York State Personal Income Tax Revenue Bond Fund), Revenue Bonds (Series 2021A-1), 4.000%, 3/15/2052	926,145
2,000,000	New York State Thruway Authority—Personal Income Tax Revenue (New York State Personal Income Tax Revenue Bond Fund), Revenue Bonds (Series 2022C), 5.000%, 3/15/2055	2,114,122
825,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 4.000%, 12/1/2039	754,859
1,930,000	Port Authority of New York and New Jersey, Revenue Bonds (194th Series), 5.000%, 10/15/2041	2,006,734
3,000,000	Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels Sales Tax Revenue Bonds (Series 2022A), (Original Issue Yield: 4.280%), 4.000%, 5/15/2057	2,796,183
1,500,000	Utility Debt Securitization Authority, NY, Restructuring Bonds (Series 2022TE-1), 5.000%, 12/15/2038	1,717,577
	TOTAL	27,673,164
	North Carolina—1.7%
2,000,000	Charlotte, NC Water & Sewer System, Water and Sewer System Revenue Bonds (Series 2022A), 5.000%, 7/1/2045	2,238,908
1,890,000	Mecklenburg County, NC, UT GO School Bonds (Series 2022), 5.000%, 9/1/2035	2,220,178
	TOTAL	4,459,086
	Ohio—5.6%
2,000,000	American Municipal Power-Ohio, Inc. (AMP Fremont Energy), Revenue Refunding Bonds (Series 2021A), 5.000%, 2/15/2035	2,233,898
1,000,000	Cincinnati, OH, UT GO Various Purpose Improvement Bonds (Series 2019), 5.000%, 12/1/2032	1,132,327
1,680,000	Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), (Original Issue Yield: 5.030%), 5.000%, 2/15/2057	1,617,622
1,500,000	Ohio Air Quality Development Authority (Pratt Paper, LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.500%, 1/15/2048	1,312,124
1,000,000	Ohio State University, Special Purpose General Receipts Bonds (Series 2013A), 5.000%, 6/1/2038	1,004,524
2,020,000	Ohio State Water Development Authority, Water Development Revenue Bonds (Series 2021), 5.000%, 12/1/2035	2,320,243
2,000,000	Ohio State, Common Schools UT GO Bonds (Series 2019A), 5.000%, 6/15/2036	2,205,448

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$2,125,000	Ohio State, Highway Capital Improvement GO Bonds (Series 2022), 5.000%, 5/1/2036	$2,428,785
	TOTAL	14,254,971
	Oklahoma—1.7%
1,500,000	Oklahoma Development Finance Authority (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.500%, 8/15/2057	1,353,791
2,795,000	Oklahoma State Turnpike Authority, Second Senior Revenue Bonds (Series 2017C), 5.000%, 1/1/2047	2,914,539
	TOTAL	4,268,330
	Pennsylvania—5.9%
1,000,000	Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2015), 5.000%, 12/1/2040	1,042,623
2,000,000	Commonwealth of Pennsylvania, UT GO Bonds (First Series 2022), 5.000%, 10/1/2042	2,205,616
1,500,000	Delaware River Joint Toll Bridge Commission, Revenue Bonds (Series 2017), 5.000%, 7/1/2042	1,562,305
2,000,000	Geisinger Authority, PA Health System (Geisinger Health System), Revenue Refunding Bonds (Series 2017A-1), 5.000%, 2/15/2045	2,037,882
2,000,000	Northampton County, PA General Purpose Authority (St. Luke's University Health Network), Hospital Revenue Bonds (Series 2018A), (Original Issue Yield: 4.090%), 4.000%, 8/15/2048	1,826,572
1,250,000	Pennsylvania Economic Development Financing Authority (The Penndot Major Bridges Package One Project), Revenue Bonds (Series 2022), (Assured Guaranty Municipal Corp. GTD), 5.750%, 12/31/2062	1,307,993
2,000,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania Health System), 4.000%, 8/15/2042	1,883,257
1,000,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania), Revenue Bonds (Series 2018A), 5.000%, 2/15/2048	1,053,246
2,000,000	Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2037	2,132,261
	TOTAL	15,051,755
	Puerto Rico—1.7%
3,000,000	Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-1), 4.750%, 7/1/2053	2,651,841
2,065,000	Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-2), 4.784%, 7/1/2058	1,791,574
	TOTAL	4,443,415
	South Carolina—0.6%
1,500,000	South Carolina Jobs-EDA (Prisma Health Obligated Group), Hospital Revenue Bonds (Series 2018A), 5.000%, 5/1/2048	1,505,995
	Tennessee—2.5%
2,000,000	Metropolitan Government Nashville & Davidson County, TN, UT GO Improvement Bonds (Series 2022A), 5.000%, 1/1/2034	2,337,107
1,335,000	Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board (Vanderbilt University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 7/1/2046	1,355,489
1,000,000	Metropolitan Nashville Tennessee Airport Authority, Subordinate Airport Revenue Bonds (Series 2019A), 5.000%, 7/1/2054	1,025,470
2,000,000	Metropolitan Nashville Tennessee Airport Authority, Subordinate Airport Revenue Bonds (Series 2019B), 4.000%, 7/1/2054	1,700,076
	TOTAL	6,418,142
	Texas—9.3%
1,130,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2021B), 5.000%, 1/1/2031	1,251,472
2,000,000	Dallas, TX Area Rapid Transit, Senior Lien Sales Tax Revenue Improvement and Refunding Bonds (Series 2021B), 4.000%, 12/1/2051	1,876,794
1,000,000	Dallas, TX Area Rapid Transit, Senior Lien Sales Tax Revenue Improvement and Refunding Bonds (Series 2021B), 5.000%, 12/1/2047	1,068,998
2,225,000	Dallas, TX Area Rapid Transit, Senior Lien Sales Tax Revenue Refunding Bonds (Series 2016A), (United States Treasury PRF 12/1/2025@100), 5.000%, 12/1/2048	2,370,632
800,000	Dallas-Fort Worth, TX (Dallas-Fort Worth, TX International Airport), Joint Revenue Refunding Bonds (Series 2022B), 4.000%, 11/1/2045	746,584
1,000,000	Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2020A), 5.000%, 5/15/2045	1,030,403
2,000,000	Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2021A), 5.000%, 5/15/2051	2,053,868
500,000	North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2022), 5.250%, 1/1/2038	555,626
1,500,000	San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (New Series 2015), 5.000%, 2/1/2032	1,592,363
2,000,000	San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (Series 2016), 4.000%, 2/1/2034	2,059,301
1,430,000	San Antonio, TX Independent School District, UT GO School Building Bonds (Series 2022), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2052	1,546,199

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$2,030,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), (Bank of America Corp. GTD), 5.250%, 12/15/2026	$2,132,670
3,000,000		Texas Private Activity Bonds Surface Transportation Corporation (LBJ Infrastructure Group LLC), Senior Lien Revenue Refunding Bonds I-635 Managed Lanes Project (Series 2020A), 4.000%, 12/31/2039	2,773,972
3,000,000		University of Texas System (The Board of Regents of), Revenue Financing System Bonds (Series 2022A), 4.000%, 8/15/2052	2,867,273
		TOTAL	23,926,155
		Virginia—1.5%
1,500,000		Hampton Roads, VA Sanitation District, Subordinate Wastewater Revenue Bonds (Series 2016A), (United States Treasury PRF 8/1/2026@100), 5.000%, 8/1/2043	1,622,455
2,000,000		Loudoun County, VA, UT GO Public Improvement Bonds (Series 2022A), 4.000%, 12/1/2036	2,088,927
		TOTAL	3,711,382
		Washington—4.0%
2,000,000		Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2018A), 5.000%, 5/1/2043	2,038,134
3,360,000		Seattle, WA Municipal Light & Power, Improvement and Refunding Revenue Bonds (Series 2018A), 4.000%, 1/1/2047	3,174,237
215,000		Washington State Health Care Facilities Authority (Providence St. Joseph Health), Health Care Facilities Revenue Bonds (Series 2014C), (United States Treasury PRF 10/1/2024@100), 5.000%, 10/1/2044	222,218
2,070,000	[2]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2020A), 5.000%, 1/1/2041	1,630,456
3,000,000		Washington State, UT GO Bonds (Series 2015A-1), 5.000%, 8/1/2040	3,106,783
		TOTAL	10,171,828
		West Virginia—0.8%
2,000,000		West Virginia State, GO State Road Bonds (Series 2019A), 5.000%, 12/1/2036	2,172,432
		Wisconsin—1.1%
800,000		Wisconsin Health & Educational Facilities Authority (ProHealth Care, Inc.), Revenue Refunding Bonds (Series 2015), 5.000%, 8/15/2039	807,783
2,000,000		Wisconsin State, UT GO Bonds (Series 2018A), 4.000%, 5/1/2034	2,047,492
		TOTAL	2,855,275
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $264,244,759)	249,938,367
	[1]	SHORT-TERM MUNICIPALS—1.1%
		Alabama—0.0%
100,000		Wilsonville, AL IDB (Alabama Power Co.), (Series 2008) Daily VRDNs, 3.740%, 1/3/2023	100,000
		Florida—0.1%
200,000		Broward County, FL (Florida Power & Light Co.), (Series 2015) Daily VRDNs, 3.430%, 1/3/2023	200,000
		Kentucky—0.2%
500,000		Louisville & Jefferson County, KY Regional Airport Authority (UPS Worldwide Forwarding, Inc.), (1999 Series A) Daily VRDNs, (United Parcel Service, Inc. GTD), 3.640%, 1/3/2023	500,000
		Michigan—0.2%
600,000		Michigan Strategic Fund (Air Products & Chemicals, Inc.), (Series 2007) Daily VRDNs, 3.560%, 1/3/2023	600,000
		New York—0.0%
50,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Subseries 2012G-1) Daily VRDNs, (Barclays Bank plc LOC), 3.400%, 1/3/2023	50,000
		Ohio—0.1%
100,000		Allen County, OH (Bon Secours Mercy Health), (Series 2010C) Daily VRDNs, (BMO Harris Bank, N.A. LOC), 3.280%, 1/3/2023	100,000
100,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2008 B-4) Daily VRDNs, (Barclays Bank plc LIQ), 3.370%, 1/3/2023	100,000
		TOTAL	200,000
		Pennsylvania—0.4%
950,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 3.410%, 1/3/2023	950,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—0.1%
$200,000		Gulf Coast, TX Waste Disposal Authority (Exxon Capital Ventures, Inc.), (Series 2002) Daily VRDNs, (Exxon Mobil Corp. GTD), 3.580%, 1/3/2023	$200,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $2,800,000)	2,800,000
		TOTAL INVESTMENT IN SECURITIES—98.8% (IDENTIFIED COST $267,044,759)	252,738,367
		OTHER ASSETS AND LIABILITIES - NET—1.2%[3]	3,193,456
		TOTAL NET ASSETS—100%	$255,931,823
Securities that are subject to the federal alternative minimum tax (AMT) represent 8.5% of the Fund's portfolio as calculated based upon total market value.
The average notional value of long futures contracts held by the Fund throughout the period was $3,922,359. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2022, these restricted securities amounted to $2,976,535, which represented 1.2% of total net assets.
Additional information on restricted securities held at December 31, 2022 is as follows:
Security	Acquisition Date	Acquisition Cost	Value
California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	5/27/2021	$349,837	$270,372
Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada CS), Charter School Revenue Bonds (Series 2017A), 5.000%, 7/15/2047	8/31/2017	$307,701	$277,722
Florida Development Finance Corp. (Glenridge on Palmer Ranch), Senior Living Revenue and Refunding Bonds (Series 2021), 5.000%, 6/1/2051	5/13/2021	$1,102,625	$797,985
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2020A), 5.000%, 1/1/2041	1/14/2021	$2,168,690	$1,630,456
3
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or nonexchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser's valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund's Board of Directors (the “Directors”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of December 31, 2022, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PRF	—Pre-refunded
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes